Share Capital and Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital and Share-Based Payments [Abstract]
Disclosure of Number and Weighted Average Exercise Prices of Other Equity Instruments
The following table summarizes the changes in the Company’s equity-settled RSUs and pRSUs outstanding during the years ended December 31, 2023 and 2022:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2021	843,312	1,270,155
Granted	708,446	464,100
Settled	(381,950)	(568,653)
Forfeited	(188,550)	(225,800)
Outstanding – December 31, 2022	981,258	939,802
Granted	1,613,051	2,302,300
Settled	(331,775)	(15,656)
Forfeited	(58,036)	(175,800)
Outstanding – December 31, 2023	2,204,498	3,050,646
The following table summarizes the changes in the Company’s cash-settled RSUs and pRSUs outstanding during the years ended December 31, 2023 and 2022:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2021	107,250	7,700
Granted	428,632	35,600
Settled	(69,850)	—
Forfeited	(102,350)	(20,100)
Outstanding – December 31, 2022	363,682	23,200
Granted	888,100	741,800
Settled	(126,883)	—
Forfeited	(225,232)	(27,800)
Outstanding – December 31, 2023	899,667	737,200
The following table summarizes the changes in the Company’s DSUs outstanding during the years ended December 31, 2023 and 2022:

Number of DSUs
Outstanding – December 31, 2021	176,483
Granted	112,086
Redeemed	(7,831)
Outstanding – December 31, 2022	280,738
Granted	138,284
Redeemed	(86,780)
Outstanding – December 31, 2023	332,242

Disclosure of Number and Weighted Average Exercise Prices of Share Options
The following table summarizes the changes in the Company’s stock options outstanding during the years ended December 31, 2023 and 2022:

	Number of options	Weighted average exercise price (C$)
Outstanding – December 31, 2021	3,583,443	$7.14
Exercised	(1,502,063)	7.82
Expired/forfeited	(225,737)	8.83
Outstanding – December 31, 2022	1,855,643	6.42
Exercised	(360,331)	5.12
Expired/forfeited	(398,162)	9.78
Outstanding – December 31, 2023	1,097,150	$5.64

Disclosure of Range of Exercise Prices of Outstanding Share Options
The following table summarizes information about the Company’s outstanding and exercisable stock options at December 31, 2023:

	Options Outstanding			Options Exercisable
Range of exercise price (C$)	Number of options	Weighted average exercise price (C$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (C$)
$1.89 - $6.00	980,184	$4.91	0.68	980,184	$4.91
$6.01 - $12.00	116,966	11.72	1.36	116,966	11.72
	1,097,150	$5.64	0.75	1,097,150	$5.64

Summary of Share Based Compensation
The following table summarizes the Company’s share-based compensation recognized during the years ended December 31, 2023 and 2022:

	2023	2022
RSUs and pRSUs	$11,815	$4,954
DSUs	951	(713)
Stock options	—	66
Total share-based compensation	$12,766	$4,307

Recognized in the consolidated financial statements as follows:
Equity-settled
General and administration expense	$8,095	$3,674
Operating expense	396	54
Capitalized within construction-in-progress	1,174	741
Cash-settled
General and administration expense	1,025	(379)
Operating expense	2,074	217
Exploration expense	2	—
Total share-based compensation	$12,766	$4,307